Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2016	$ 5,399,851	$ 0	$ 72,591	$ 18,292,173	$ (13,007,062)	$ 42,149
Opening Balance (in shares) at Mar. 31, 2016		1	72,591,292
Shares issued to acquire IMT	23,177,000	$ 0	$ 23,650	23,153,350	0	0
Shares issued to acquire IMT (in shares)			23,650,000
Stock compensation acquired	2,582,890	0	$ 0	2,582,890	0	0
Options exercised	18,166	0	$ 110	18,056	0	0
Options exercised (in shares)			110,096
Warrant exercised	40,195	0	$ 175	40,020	0	0
Warrant exercised (in shares)			174,759
Share compensation expense	1,001,950	0	$ 217	1,001,733	0	0
Share compensation expense (in shares)			217,047
Cashless exercise of warrants (Note 2)	0	0	$ 51	(51)	0	0
Cashless exercise of warrants (Note 2) (in shares)			51,249
Net loss for the year	(8,069,402)	0	$ 0	0	(8,069,402)	0
Closing Balance at Mar. 31, 2017	24,150,650	$ 0	$ 96,794	45,088,171	(21,076,464)	42,149
Closing Balance (in shares) at Mar. 31, 2017		1	96,794,443
Warrant exercised	1,125,038	$ 0	$ 5,000	1,120,038	0	0
Warrant exercised (in shares)			5,000,172
Share compensation expense	251,048	0	$ 0	251,048	0	0
Fair value of warrants on convertible loans	204,790	0		204,790	0	0
Net loss for the year	(2,240,518)	0	0	0	(2,240,518)	0
Closing Balance at Jun. 30, 2017	23,491,008	$ 0	$ 101,794	46,664,047	(23,316,982)	42,149
Closing Balance (in shares) at Jun. 30, 2017		1	101,794,615
Opening Balance at Mar. 31, 2017	24,150,650	$ 0	$ 96,794	45,088,171	(21,076,464)	42,149
Opening Balance (in shares) at Mar. 31, 2017		1	96,794,443
Warrant exercised	1,125,038	$ 0	$ 5,000	1,120,038	0	0
Warrant exercised (in shares)			5,000,172
Share compensation expense	1,540,580	0	$ 0	1,540,580	0	0
Fair value of warrants on convertible loans	548,179	0	0	548,179	0	0
Warrant down-round feature	0	0	0	74,086	(74,086)	0
Conversion of convertible notes	9,180,785	0	$ 147,805	9,032,980	0	0
Conversion of convertible notes (in shares)			147,805,371
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)	0	$ 0	(2,845,557)	0	0
Beneficial conversion feature on convertible debt (Note 8)	(1,389,129)	0	0	1,389,129		0
Net loss for the year	(14,625,790)	0	0	0	(14,625,790)
Closing Balance at Mar. 31, 2018	20,463,014	$ 0	$ 249,599	55,947,606	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018		1	249,599,986
Opening Balance at Jun. 30, 2017	23,491,008	$ 0	$ 101,794	46,664,047	(23,316,982)	42,149
Opening Balance (in shares) at Jun. 30, 2017		1	101,794,615
Share compensation expense	1,289,532			1,289,532
Share compensation expense (in shares)		0
Fair value of warrants on convertible loans	343,389			343,389
Warrant down-round feature	0	$ 0	$ 0	74,086	(74,086)	0
Conversion of convertible notes	9,180,785	0	$ 147,805	9,032,980	0	0
Conversion of convertible notes (in shares)			147,805,371
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)	0	$ 0	(2,845,557)	0	0
Beneficial conversion feature on convertible debt (Note 8)	1,389,129	0	0	1,389,129	0	0
Net loss for the year	(12,385,272)	0	0	0	(12,385,272)	0
Closing Balance at Mar. 31, 2018	20,463,014	$ 0	$ 249,599	55,947,606	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018		1	249,599,986
Share compensation expense	595,412	$ 0		595,412	0	0
Conversion of convertible notes	2,470,622	0	$ 39,546	2,431,076	0	0
Conversion of convertible notes (in shares)			39,545,776
Stock option and warrant reclassification (Notes 11 & 12)	1,173,534	0	$ 0	1,173,534	0	0
Net loss for the year	(760,698)	0	0	0	(760,698)	0
Closing Balance at Jun. 30, 2018	$ 23,941,884	$ 0	$ 289,145	$ 60,147,628	$ (36,537,038)	$ 42,149
Closing Balance (in shares) at Jun. 30, 2018		1	289,145,762